Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net income (loss)	$ (19,870)	$ (8,389)	$ (28,617)	$ (101,718)
Depreciation and depletion	17,085	15,961	61,917	41,894
Impairment charges (reversal)		(2,692)	(4,992)	67,043
Income tax expense (recovery)	(801)	3,049	9,077	4,082
Share based compensation	410	491	1,013	1,531
Provision for inventory obsolescence		(664)		(312)
Other	278	142	623	428
[ifrs-full:CashFlowsFromUsedInOperations]	(2,898)	7,898	39,021	12,948
Changes in non-cash operating working capital
Accounts receivable and prepaids	(5,540)	(986)	4,475	(11,250)
Inventories	(4,819)	(5,794)	(20,090)	(2,742)
Accounts payable and accrued liabilities	230	(3,323)	12,085	6,557
Cash generated from operating activities	(13,027)	(2,205)	35,491	5,513
Income taxes paid			(8,000)	(18,794)
Net cash provided by (used in) operating activities	(13,027)	(2,205)	27,491	(13,281)
Investing activities
Expenditures on mineral properties, plant and equipment	(31,582)	(6,279)	(50,015)	(13,362)
Changes in non-cash working capital related to investing activities	8,150	(4,914)	4,766	(2,559)
Restricted cash held in trust for construction contract	(8)		(2,250)
Net cash used in investing activities	(23,440)	(11,193)	(47,499)	(15,921)
Financing activities
Dividends paid to Nevsun shareholders		(2,742)	(2,724)	(16,067)
Distribution to non-controlling interest		(4,000)	(14,000)	(8,000)
Amounts repaid by non-controlling interest, including interest				5,000
Issuance of common shares, net of issue costs	65		815	245
Net cash used in financing activities	65	(6,742)	(15,909)	(18,822)
Decrease in cash and cash equivalents	(36,402)	(20,140)	(35,917)	(48,024)
Cash and cash equivalents, beginning of period	125,083	171,372	124,598	199,256
Cash and cash equivalents, end of period	$ 88,681	$ 151,232	$ 88,681	$ 151,232